OTHER FINANCIAL DATA - REGULATORY MATTERS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fixed Price Contracts And Other Derivatives [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	$ 149		$ 258
Deferred Income Tax Charges [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	718		570
Deferred Income Tax Charges [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	38		(87)
Pension And Other Postretirement Benefit Obligations [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	303		309
Pension And Other Postretirement Benefit Obligations [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	835		808
Employee Benefit Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	58		66
Asset Retirement Obligation Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,603)	[1]	(1,462)	[1]
Asset Retirement Obligation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,103)	[1]	(1,075)	[1]
Loss on Reacquired Debt [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	16		20
Loss on Reacquired Debt [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	17		20
Environmental Restoration Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	16		17
Environmental Restoration Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	14		21
Workers Compensation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	27		44
Wildfire Litigation Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	364		594
Legacy Meters [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	90		91
Sunrise Powerlink Fire Mitigation [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	117
Other Utility Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	23		43
Other Utility Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(2)		(5)
Regulatory Assets Mobile Gas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	20		10
Regulatory Liabilities Mobile Gas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(15)		(15)
Net Regulatory Assets (Liabilities) S D G E [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	193		440
Net Regulatory Assets (Liabilities) So Cal Gas [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(116)		(208)
Net Regulatory Assets (Liabilities) Willmut Gas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(2)
Net Regulatory Assets (Liabilities) Ecogas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	1		3
Net Regulatory Assets (Liabilities) Other [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	4		(2)
Net Regulatory Assets (Liabilities) Sempra Energy Consolidated [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	$ 81		$ 230

[1]	Related to obligations discussed below in “Asset Retirement Obligations.”